Cash and cash equivalents (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Cash and cash equivalents
Cash on hand	$ 187	$ 110
Bank balances	11,931,527	10,362,173
Total	$ 11,931,714	$ 10,362,283